Shareholder Fees - VIPSectorFunds-InitialComboPRO	Apr. 29, 2023 USD ($)
VIPSectorFunds-InitialComboPRO | VIP Consumer Discretionary Portfolio
Shareholder Fees:
(fees paid directly from your investment)